REVENUE (Details - Revenue by source) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 14,318	$ 412,769	$ 25,168	$ 1,950,602
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	137,342	0	257,514
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 14,318	$ 275,427	$ 25,168	$ 1,693,088